Corporate information - Disclosure of restatement on the consolidated statement of loss due to change in presentation of warrants (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Condensed Income Statements, Captions [Line Items]
Total revenue	€ 31,211	€ 12,393	€ 127,234	€ 47,934	€ 20,026	€ 227,700
Operating expenses	(23,328)	(295,242)	(99,751)	(90,979)	(352,058)	(190,548)
Operating (Loss) / Profit	7,883	(282,849)	27,483	(43,045)	(332,032)	37,152
(Loss) / Profit before tax	1,802	(287,308)	18,419	(55,589)	(343,805)	20,963
Income tax benefit / (expense)	4,384	10,660	(5,655)	10,322	16,492	(8,952)
(Loss) / Profit for the period	6,186	(276,648)	12,764	(45,267)	(327,313)	12,011
(Loss) / Profit attributable to:
Owners of the parent	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
Non-controlling interests	€ 433	(313)	€ 1,874	€ 394	(1,076)	€ 3,769
As previously reported
Condensed Income Statements, Captions [Line Items]
Total revenue		12,393			20,026
Operating expenses		(297,162)			(353,978)
Operating (Loss) / Profit		(284,769)			(333,952)
(Loss) / Profit before tax		(289,228)			(345,725)
Income tax benefit / (expense)		10,660			16,492
(Loss) / Profit for the period		(278,568)			(329,233)
(Loss) / Profit attributable to:
Owners of the parent		(278,255)			(328,157)
Non-controlling interests		(313)			(1,076)
Adjustments
Condensed Income Statements, Captions [Line Items]
Total revenue		0			0
Operating expenses		1,920			1,920
Operating (Loss) / Profit		1,920			1,920
(Loss) / Profit before tax		1,920			1,920
Income tax benefit / (expense)		0			0
(Loss) / Profit for the period		1,920			1,920
(Loss) / Profit attributable to:
Owners of the parent		1,920			1,920
Non-controlling interests		€ 0			€ 0
Ordinary shares
(Loss) / Profit attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)	€ 0.03	€ (1.49)	€ 0.06	€ (0.23)	€ (1.78)	€ 0.05
Diluted (loss) / profit per ordinary and preference share (in euro per share)	0.03	(1.49)	0.06	(0.23)	(1.78)	0.05
Ordinary shares | As previously reported
(Loss) / Profit attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)		(1.45)			(1.71)
Diluted (loss) / profit per ordinary and preference share (in euro per share)		(1.45)			(1.71)
Ordinary shares | Adjustments
(Loss) / Profit attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)		(0.04)			(0.07)
Diluted (loss) / profit per ordinary and preference share (in euro per share)		(0.04)			(0.07)
Preference shares
(Loss) / Profit attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)	0.03	(1.11)	0	(0.23)	(1.11)	0
Diluted (loss) / profit per ordinary and preference share (in euro per share)	€ 0.03	(1.11)	€ 0	€ (0.23)	(1.11)	€ 0
Preference shares | As previously reported
(Loss) / Profit attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)		(1.45)			(1.71)
Diluted (loss) / profit per ordinary and preference share (in euro per share)		(1.45)			(1.71)
Preference shares | Adjustments
(Loss) / Profit attributable to:
Basic (loss) / profit per ordinary and preference share (in euro per share)		0.34			0.60
Diluted (loss) / profit per ordinary and preference share (in euro per share)		€ 0.34			€ 0.60